Capital stock (Detail) (CAD) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Issued and outstanding common shares [Abstract]
Shareholders', common share, beginning balance (in shares)	442.1		459.4		471.0
Number of shares repurchased through buyback programs (in shares)	(16.9)	[1]	(19.9)	[1]	(15.0)	[1]
Stock options exercised (in shares)	3.2		2.6		3.4
Shareholders', common share, ending balance (in shares)	428.4		442.1		459.4
Share Repurchase Programs [Abstract]
Number of common shares (in shares)	16.9	[1]	19.9	[1]	15.0	[1]
Weighted-average price per share (in dollars per share)	82.73	[2]	71.33	[2]	60.86	[2]
Amount of repurchase	1,400,000,000		1,420,000,000		913,000,000
Shares approved for repurchase in previous share repurchase program (in shares)	17.0
Previous share repurchase program initiation date	2011-10-24
Previous share repurchase program expiration date	2012-10-27
Shares approved for repurchase in share repurchase program (in shares)	18.0
Share repurchase program expiration date	2013-10-28
Share repurchase program initiation date	2012-10-22
Share repurchase program value approved	1,400,000,000

[1]	Includes common shares purchased in the first and fourth quarters of 2012 and 2011 and in the second and third quarters of 2010 pursuant to private agreements between the Company and arm’s-length third-party sellers.
[2]	Includes brokerage fees.